Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000249928 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Select Equity Active ETF
Class Name	iShares U.S. Select Equity Active ETF
Trading Symbol	BELT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Select Equity Active ETF (the “Fund”) (formerly known as iShares Long-Term U.S. Equity Active ETF) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Select Equity Active ETF	$88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 35.75%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05%.
What contributed to performance?
Vertiv Holdings Co., a provider of liquid cooling solutions used in data centers, was the leading contributor to the Fund’s absolute performance. The company delivered strong earnings growth, driven by sales and profit margin expansion that was fueled by the ramp-up of investment in data center capacity. Howmet Aerospace, Inc., which benefited from improving fundamentals, also contributed. Alphabet, Inc. was another key contributor. The stock performed strongly due to accelerating growth in its cloud division and evidence that it was successfully monetizing its investments in AI.
What detracted from performance?
The Dutch payment-processing firm Adyen NV was the largest detractor. Revenue growth, while strong in absolute terms, lagged the market’s expectations. In addition, the shares were pressured by concerns about possible disruptions from AI. Robinhood Markets, Inc., which suffered from weaker cryptocurrency prices and slower trading activity, further detracted. A position in Progressive Corp. also hurt results. Although the company delivered healthy earnings behind continued market share gains, the stock was hurt by worries about an unfavorable pricing environment.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 17, 2024 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	35.75%	13.18%
S&P 500 Index	31.05	17.34

Performance Inception Date	Jun. 17, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 8,976,836
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 60,684
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,976,836
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$60,684
Portfolio Turnover Rate	74%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	31.3%
Industrials	26.9%
Financials	17.2%
Communication Services	14.1%
Consumer Discretionary	10.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Alphabet, Inc., Class C, NVS	9.5%
Amazon.com, Inc.	9.3%
Howmet Aerospace, Inc.	9.1%
Broadcom, Inc.	8.8%
Vertiv Holdings Co., Class A	8.6%
Microsoft Corp.	6.9%
Intel Corp.	5.2%
ASML Holding NV, ADR	5.2%
Cadence Design Systems, Inc.	5.2%
Trane Technologies PLC	5.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Alphabet, Inc., Class C, NVS	9.5%
Amazon.com, Inc.	9.3%
Howmet Aerospace, Inc.	9.1%
Broadcom, Inc.	8.8%
Vertiv Holdings Co., Class A	8.6%
Microsoft Corp.	6.9%
Intel Corp.	5.2%
ASML Holding NV, ADR	5.2%
Cadence Design Systems, Inc.	5.2%
Trane Technologies PLC	5.1%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On June 11, 2026, the Fund’s Board approved the liquidation of the Fund. Accordingly, after market close on or about August 12, 2026, the Fund will no longer accept creation and redemption orders. Trading in the Fund will be halted prior to market open on or about August 13, 2026 and proceeds of the liquidation are scheduled to be sent to shareholders on or about August 17, 2026.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000249930 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Growth Active ETF
Class Name	iShares Large Cap Growth Active ETF
Trading Symbol	BGRO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Growth Active ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Growth Active ETF	$63	0.55%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 28.69%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 30.42% and the Russell 1000 Growth Index returned 30.63%.
What contributed to performance?
Positioning in information technology made the largest contribution to absolute performance, with smaller benefits coming from the consumer discretionary and industrials sectors. Holdings in the semiconductors & semiconductor equipment industry proved most beneficial in information technology, led by NVIDIA Corp., Broadcom Inc., and Intel Corp. In consumer discretionary, the largest contribution came from positions in Amazon.com, Inc. Caterpillar, Inc., which has benefited from the buildout of AI infrastructure, was the top contributor in industrials.
What detracted from performance?
Positioning in the financials, materials, and healthcare sectors detracted modestly. At the individual security level, Snowflake Inc., Boston Scientific Corp., and Netflix Inc. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 4, 2024 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	28.69%	16.13%
Russell 1000 Index	30.42	18.97
Russell 1000 Growth Index	30.63	19.24

Performance Inception Date	Jun. 04, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 9,372,675
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 45,244
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,372,675
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$45,244
Portfolio Turnover Rate	99%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	52.3%
Industrials	13.8%
Communication Services	10.3%
Consumer Discretionary	10.0%
Health Care	5.3%
Real Estate	3.3%
Financials	1.6%
Materials	1.3%
Consumer Staples	1.2%
Energy	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	13.9%
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	6.1%
Microsoft Corp.	6.0%
Apple, Inc.	5.8%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.3%
Quanta Services, Inc.	3.2%
Intel Corp.	3.2%
Snowflake, Inc.	3.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	13.9%
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	6.1%
Microsoft Corp.	6.0%
Apple, Inc.	5.8%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.3%
Quanta Services, Inc.	3.2%
Intel Corp.	3.2%
Snowflake, Inc.	3.0%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
The Fund’s Board approved a change to the Fund’s investment policy such that the Fund seeks to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on August 28, 2025.

Material Fund Change Expenses [Text Block]
The Fund’s Board approved a change to the Fund’s investment policy such that the Fund seeks to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on August 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000251727 [Member]
Shareholder Report [Line Items]
Fund Name	iShares A.I. Innovation and Tech Active ETF
Class Name	iShares A.I. Innovation and Tech Active ETF
Trading Symbol	BAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares A.I. Innovation and Tech Active ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares A.I. Innovation and Tech Active ETF	$81	0.55%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 93.77%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Morningstar Global Artificial Intelligence Select Index (Net) returned 90.04%.
What contributed to performance?
Positive contributions to performance were led by Broadcom Inc. as the company saw strong demand for its AI-focused custom chips and networking products, supporting robust earnings growth and continued investor enthusiasm around its role as a key AI infrastructure supplier. A position in NVIDIA Corp. also contributed as the chipmaker continued to benefit from exceptional demand for AI accelerators, networking, and data center infrastructure. Spending by hyperscalers such as Amazon, Google and Microsoft on AI infrastructure has supported the company’s earnings growth and investor confidence. Tower Semiconductor Ltd. outperformed on growing investor recognition of the company’s strategic exposure to silicon photonics and specialty process technologies, supported by strong execution and expanding demand from AI-related data center applications.
What detracted from performance?
Chinese AI developer Minimax Group Inc. was the largest detractor as the stock was impacted by weaker sentiment around smaller-capitalization growth companies, as well as limited near-term earnings visibility which weighed on investor confidence despite the company’s positioning in generative AI. A position in Kratos Defense & Security Solutions Inc. also detracted amid investor concerns around operational execution, valuation and earnings visibility in a more volatile market for smaller-cap companies leveraged to AI and defense. A position in database platform provider MongoDB Inc. detracted as the market became more cautious on cloud database consumption trends, sales cycle normalization and the company’s ability to sustain elevated growth expectations against a challenging software backdrop.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 21, 2024 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	93.77%	44.37%
S&P 500 Index	31.05	16.07
Morningstar Global Artificial Intelligence Select Index (Net)	90.04	42.98

Performance Inception Date	Oct. 21, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 28, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 13,378,077,473
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 32,477,203
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,378,077,473
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$32,477,203
Portfolio Turnover Rate	107%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	83.4%
Communication Services	6.7%
Industrials	6.6%
Consumer Discretionary	2.6%
Health Care	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Broadcom, Inc.	6.0%
Nvidia Corp.	5.5%
SK Hynix, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Alphabet, Inc., Class A	4.3%
Tower Semiconductor Ltd.	4.2%
Lam Research Corp.	4.0%
Advanced Micro Devices, Inc.	3.9%
Lumentum Holdings, Inc.	3.3%
Micron Technology, Inc.	3.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Broadcom, Inc.	6.0%
Nvidia Corp.	5.5%
SK Hynix, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Alphabet, Inc., Class A	4.3%
Tower Semiconductor Ltd.	4.2%
Lam Research Corp.	4.0%
Advanced Micro Devices, Inc.	3.9%
Lumentum Holdings, Inc.	3.3%
Micron Technology, Inc.	3.2%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
Effective November 28, 2025, BlackRock Fund Advisors (“BFA”) has contractually agreed to reduce the investment advisory fee from an annual rate of 0.68% to 0.65%. In addition, BFA has contractually agreed to reduce its investment advisory fee waiver from 0.13% to 0.10% through June 30, 2027.

Material Fund Change Expenses [Text Block]
Effective November 28, 2025, BlackRock Fund Advisors (“BFA”) has contractually agreed to reduce the investment advisory fee from an annual rate of 0.68% to 0.65%. In addition, BFA has contractually agreed to reduce its investment advisory fee waiver from 0.13% to 0.10% through June 30, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000251728 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Technology Opportunities Active ETF
Class Name	iShares Technology Opportunities Active ETF
Trading Symbol	TEK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Technology Opportunities Active ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Technology Opportunities Active ETF	$96	0.75%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 56.39%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the MSCI ACWI Information Technology 10/40 Index returned 63.62%.
What contributed to performance?
Positive contributions to performance were led by a position in NVIDIA Corp. as the chipmaker continued to benefit from exceptional demand for AI accelerators, networking, and data center infrastructure. Spending by hyperscalers such as Amazon, Google and Microsoft on AI infrastructure has supported the company’s earnings growth and investor confidence. A position in Broadcom Inc. also contributed as the company saw strong demand for its AI-focused custom chips and networking products, supporting robust earnings growth and continued investor enthusiasm around its role as a key AI infrastructure supplier. Lam Research Corp., a manufacturer of highly specialized wafer fabrication equipment, also outperformed on improving semiconductor capital equipment demand, particularly from memory and advanced logic customers investing in capacity for AI compute, high-bandwidth memory and next-generation chip manufacturing.
What detracted from performance?
Enterprise software company Snowflake Inc. was the largest detractor as the stock was pressured by concerns over software spending, consumption growth and profitability as investors rotated toward beneficiaries of hardware-led AI infrastructure spending. A position in database platform provider MongoDB Inc. detracted as the market became more cautious on cloud database consumption trends, sales cycle normalization and the company’s ability to sustain elevated growth expectations against a challenging software backdrop. A position in online marketplace MercadoLibre Inc. detracted as investors have been concerned about the pressure on margins from the company’s rising spending on technology and logistics as well as increasing competition in Latin American e-commerce and fintech.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 21, 2024 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	56.39%	26.84%
MSCI All Country World Index (Net)	31.00	18.09
MSCI ACWI Information Technology 10/40 Index	63.62	32.07

Performance Inception Date	Oct. 21, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 36,913,665
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 218,778
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$36,913,665
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$218,778
Portfolio Turnover Rate	67%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	81.6%
Communication Services	9.0%
Consumer Discretionary	4.6%
Industrials	3.4%
Materials	0.7%
Financials	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	10.8%
Broadcom, Inc.	8.5%
Apple, Inc.	5.4%
SK Hynix, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8%
Alphabet, Inc., Class A	4.6%
Microsoft Corp.	4.5%
Samsung Electronics Co. Ltd.	4.4%
Lam Research Corp.	4.1%
Advanced Micro Devices, Inc.	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	10.8%
Broadcom, Inc.	8.5%
Apple, Inc.	5.4%
SK Hynix, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8%
Alphabet, Inc., Class A	4.6%
Microsoft Corp.	4.5%
Samsung Electronics Co. Ltd.	4.4%
Lam Research Corp.	4.1%
Advanced Micro Devices, Inc.	3.6%
(a)	Excludes money market funds.

C000260347 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Defense Industrials Active ETF
Class Name	iShares Defense Industrials Active ETF
Trading Symbol	IDEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Defense Industrials Active ETF (the “Fund”) for the period of May 19, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Defense Industrials Active ETF	$61(a)	0.55%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 61	[1]
Expense Ratio, Percent	0.55%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the abbreviated reporting period beginning May 19, 2025 and ended April 30, 2026, the Fund returned 32.71%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 23.54%.
What contributed to performance?
Positive contributions were broad-based across markets, with only one country exposure acting as a small drag on performance. In terms of individual holdings, contributions were led by a significant position in General Electric Co., as the aircraft engine manufacturer has benefited from rising demand from both its commercial and defense segments. A modest position in Planet Labs PBC contributed notably as shares of the satellite imaging company rose sharply on surging defense-related demand. A modest position in Rocket Lab Corp. was another leading contributor. Shares of the rocket launch and space systems provider more than doubled over the period on optimism over the growing space-based economy.
What detracted from performance?
Germany was the lone detractor in country terms, driven by the Fund’s significant position in Rheinmetall AG. Shares of the defense systems manufacturer gave back some of the extraordinary gains seen in the wake of the European Commission’s early 2025 loosening of debt guidelines for member states in order to enable increased defense spending. A modest position in Axon Enterprise Inc., a U.S.-based provider of technology products for military and law enforcement including body-worn cameras and computer-aided dispatch software, was a notable detractor as investors appeared to view the company’s offerings as vulnerable to artificial intelligence (“AI”) disruption. Similarly, a significant position in enterprise software provider Palantir Technologies Inc. weighed on return with the stock taking a break from a period of exceptional performance on concerns that the deployment of AI models threatens its competitive position.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 19, 2025 through April 30, 2026 Initial investment of $10,000
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was May 19, 2025.
Performance Inception Date	May 19, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2026
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,559,712,906
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 2,547,985
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,559,712,906
Number of Portfolio Holdings	113
Net Investment Advisory Fees	$2,547,985
Portfolio Turnover Rate	128%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Aerospace & Defense	69.6%
Machinery	15.7%
Software	4.4%
Oil, Gas & Consumable Fuels	2.2%
Professional Services	2.1%
Electronic Equipment, Instruments & Components	2.0%
Metals & Mining	1.9%
Electric Utilities	0.9%
Communications Equipment	0.5%
Energy Equipment & Services	0.3%
Other*	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
RTX Corp.	9.0%
Lockheed Martin Corp.	5.1%
Palantir Technologies, Inc., Class A	4.4%
General Dynamics Corp.	4.3%
Northrop Grumman Corp.	4.0%
Rolls-Royce Holdings PLC	2.8%
Mitsubishi Heavy Industries Ltd.	2.7%
Rheinmetall AG	2.7%
Boeing Co. (The)	2.7%
Rocket Lab Corp.	2.6%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
RTX Corp.	9.0%
Lockheed Martin Corp.	5.1%
Palantir Technologies, Inc., Class A	4.4%
General Dynamics Corp.	4.3%
Northrop Grumman Corp.	4.0%
Rolls-Royce Holdings PLC	2.8%
Mitsubishi Heavy Industries Ltd.	2.7%
Rheinmetall AG	2.7%
Boeing Co. (The)	2.7%
Rocket Lab Corp.	2.6%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since May 19, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On May 19, 2026, the Fund’s Board approved a change in the name of the Fund to iShares Defense Industrials and Tech Active ETF. In connection with the Fund’s name change, the investment strategy is updated such that under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by U.S. and non-U.S. defense and related industrials companies and technology companies and in derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about August 28, 2026.

Material Fund Change Name [Text Block]	On May 19, 2026, the Fund’s Board approved a change in the name of the Fund to iShares Defense Industrials and Tech Active ETF.
Material Fund Change Strategies [Text Block]	In connection with the Fund’s name change, the investment strategy is updated such that under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by U.S. and non-U.S. defense and related industrials companies and technology companies and in derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about August 28, 2026.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 19, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000261957 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Infrastructure Active ETF
Class Name	iShares Infrastructure Active ETF
Trading Symbol	BILT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Infrastructure Active ETF (the “Fund”) for the period of July 29, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Infrastructure Active ETF	$50(a)	0.60%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 50	[3]
Expense Ratio, Percent	0.60%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the abbreviated reporting period beginning July 29, 2025 and ended April 30, 2026, the Fund returned 19.95%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 16.21% and the FTSE Developed Core Infrastructure 50/50 Index (Net) returned 15.81%.
What contributed to performance?
The U.S. electric utilities sector was the top contributor to performance for the period, supported by accelerating earnings growth driven by rising power demand from artificial intelligence data centers and associated grid investment. Strong earnings results and upward revisions to long-term growth expectations reinforced investor confidence, while the sector also benefited from rotations into defensive, asset-heavy equities during periods of macro uncertainty.
The U.S. midstream energy sector was also a top contributor, driven by strength in commodity prices following the conflict in Iran, which lifted earnings expectations across the sector. Performance was further supported by natural gas-exposed companies benefiting from strong secular demand growth and with relatively defensive cash flow profiles tied to long-term energy infrastructure needs.
What detracted from performance?
The U.S. telecommunications tower sector was the top detractor for the period, driven by weak earnings outlooks and reduced growth expectations following operational disruptions, spectrum reallocations and contractual disputes with wireless provider customers. Rising interest rates and concerns around limited near-term catalysts further weighed on sector performance.
The Japanese railroads sector also detracted from performance, as company-specific headwinds including higher-than-expected capital expenditure plans and weaker profitability weighed on investor sentiment. These idiosyncratic pressures offset generally supportive demand trends for the sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 29, 2025 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was July 29, 2025.
Performance Inception Date	Jul. 29, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 26,097,913
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 90,818
Investment Company Portfolio Turnover	188.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$26,097,913
Number of Portfolio Holdings	89
Net Investment Advisory Fees	$90,818
Portfolio Turnover Rate	188%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Electric Utilities	34.3%
Transportation Infrastructure	13.8%
Oil, Gas & Consumable Fuels	13.7%
Ground Transportation	12.1%
Multi-Utilities	11.8%
Specialized REITs	4.4%
Gas Utilities	3.5%
Industrial Conglomerates	2.4%
Independent Power and Renewable Electricity Producers	1.3%
Media	1.2%
Other*	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Union Pacific Corp.	5.3%
Aena SME SA	4.2%
American Electric Power Co., Inc.	3.8%
Xcel Energy, Inc.	3.7%
Entergy Corp.	3.6%
Canadian Pacific Kansas City Ltd.	3.5%
Williams Companies, Inc. (The)	3.4%
Cheniere Energy, Inc.	3.2%
Transurban Group	3.0%
National Grid PLC	2.9%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Union Pacific Corp.	5.3%
Aena SME SA	4.2%
American Electric Power Co., Inc.	3.8%
Xcel Energy, Inc.	3.7%
Entergy Corp.	3.6%
Canadian Pacific Kansas City Ltd.	3.5%
Williams Companies, Inc. (The)	3.4%
Cheniere Energy, Inc.	3.2%
Transurban Group	3.0%
National Grid PLC	2.9%
(a)Excludes money market funds.
C000264683 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Systematic Alternatives Active ETF
Class Name	iShares Systematic Alternatives Active ETF
Trading Symbol	IALT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Systematic Alternatives Active ETF (the “Fund”) for the period of December 9, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Systematic Alternatives Active ETF	$41(a)	0.99%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 41	[5]
Expense Ratio, Percent	0.99%	[6]
Net Assets	$ 216,991,755
Holdings Count | Holding	2,921
Advisory Fees Paid, Amount	$ 408,103
Investment Company Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$216,991,755
Number of Portfolio Holdings	2,921
Net Investment Advisory Fees	$408,103
Portfolio Turnover Rate	181%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
				Percent of Notional Amount
Asset Type	Long		Short	Total
Equity Swaps	17.4%		16.9%	34.3%
Forward Foreign Currency Exchange Contracts	11.3		11.4	22.7
U.S. Treasury Obligations	14.0		—	14.0
Credit Default Swaps	0.2		13.5	13.7
Futures Contracts	8.0		4.3	12.3
Interest Rate Swaps	—		3.0	3.0
Corporate Bonds & Notes	0.0	(a)	—	0.0	(a)
Total Return Swaps	0.0	(a)	—	0.0	(a)
	50.9		49.1	100.0
(a)	Rounds to less than 0.1%.

C000265272 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Enhanced Large Cap Core Active ETF
Class Name	iShares Enhanced Large Cap Core Active ETF
Trading Symbol	ENHU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Enhanced Large Cap Core Active ETF (the “Fund”) for the period of November 4, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced Large Cap Core Active ETF	$9(a)	0.17%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 9	[7]
Expense Ratio, Percent	0.17%	[8]
Net Assets	$ 9,068,568
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 6,901
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,068,568
Number of Portfolio Holdings	293
Net Investment Advisory Fees	$6,901
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.3%
Financials	12.8%
Communication Services	10.6%
Consumer Discretionary	10.6%
Industrials	10.1%
Health Care	9.0%
Consumer Staples	5.3%
Energy	3.2%
Materials	1.6%
Real Estate	1.4%
Utilities	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.5%
Apple, Inc.	6.3%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.7%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Meta Platforms, Inc., Class A	2.3%
Walmart, Inc.	1.6%
Costco Wholesale Corp.	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.5%
Apple, Inc.	6.3%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.7%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Meta Platforms, Inc., Class A	2.3%
Walmart, Inc.	1.6%
Costco Wholesale Corp.	1.5%
(a)	Excludes money market funds.

C000271214 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Enhanced International Active ETF
Class Name	iShares Enhanced International Active ETF
Trading Symbol	ENHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Enhanced International Active ETF (the “Fund”) for the period of March 10, 2026 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced International Active ETF	$4(a)	0.27%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[9]
Expense Ratio, Percent	0.27%	[10]
Net Assets	$ 11,481,106
Holdings Count | Holding	621
Advisory Fees Paid, Amount	$ 4,043
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,481,106
Number of Portfolio Holdings	621
Net Investment Advisory Fees	$4,043
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	22.8%
United Kingdom	15.6%
France	10.2%
Switzerland	8.8%
Germany	8.7%
Australia	6.5%
Netherlands	5.4%
Spain	4.5%
Sweden	3.9%
Italy	3.5%
Other#	10.1%
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	2.7%
HSBC Holdings PLC	1.5%
AstraZeneca PLC	1.4%
Shell PLC	1.4%
Novartis AG, Registered	1.3%
Roche Holding AG, NVS	1.3%
Siemens AG, Registered	1.2%
Nestle SA, Registered	1.2%
Mitsubishi UFJ Financial Group, Inc.	1.1%
Banco Santander SA	1.0%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	2.7%
HSBC Holdings PLC	1.5%
AstraZeneca PLC	1.4%
Shell PLC	1.4%
Novartis AG, Registered	1.3%
Roche Holding AG, NVS	1.3%
Siemens AG, Registered	1.2%
Nestle SA, Registered	1.2%
Mitsubishi UFJ Financial Group, Inc.	1.1%
Banco Santander SA	1.0%
(a)Excludes money market funds.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.
[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[6]	Annualized.
[7]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[8]	Annualized.
[9]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[10]	Annualized.